ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant subsidiaries and its consolidated VIEs

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd.(“Qiyue”)	August 7, 2018	PRC
VIEs
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd.(“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC

Schedule of financial information of VIEs

	December 31,	December 31,
	2017	2018
	RMB	RMB
ASSETS
Cash and cash equivalents	468,547	1,108,779
Restricted cash	391,748	561,652
Funds receivable from third party payment service providers	132,479	142,622
Accounts receivable and contract assets, net	327,103	1,791,745
Financial assets receivable, net	270,122	1,193,621
Security deposit prepaid to third-party guarantee companies	—	795,700
Amounts due from related parties	105,219	484,286
Loans receivable, net	281,633	317,551
Prepaid expenses and other assets	33,907	105,016
Property and equipment, net	5,994	6,869
Intangible assets	262	847
Deferred tax assets	75,536	—
Total Assets	2,092,550	6,508,688

LIABILITIES
Guarantee liabilities	300,942	1,399,174
Accrued expenses and other current liabilities	96,675	506,735
Income tax payable	115,325	431,998
Other tax payable	31,027	164,181
Amounts due to related parties	800,825	74,733
Deferred tax liabilities	—	15,758
Total liabilities	1,344,794	2,592,579

	Period from
	July 25 to	Year ended	Year ended
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Net revenue	1,658	777,353	4,375,412
Net (loss) income	(20,716)	167,425	1,247,147

	Period from
	July 25 to	Year ended	Year ended
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(68,486)	(110,884)	303,626
Net cash used in investing activities	(2,391)	(287,994)	(199,576)
Net cash provided by (used in) financing activities	77,050	1,253,000	(543,052)